Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000106056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Growth Fund (Class R6 Shares)
Accumulated Value	$ 5,000,000		$ 6,005,574	$ 7,143,701	$ 8,284,192	$ 10,016,285	$ 14,451,393	$ 10,339,102	$ 12,409,882	$ 14,132,250	$ 16,338,539	$ 18,387,047
C000106055 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Growth Fund (Class R5 Shares)
Accumulated Value	10,000		12,006	14,274	16,542	19,992	28,833	20,608	24,720	28,126	32,481	36,523
C000173560 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Growth Fund (Class R4 Shares)
Accumulated Value	10,000		11,983	14,220	16,447	19,840	28,548	20,374	24,394	27,709	31,958	35,872
C000173559 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Growth Fund (Class R3 Shares)
Accumulated Value	10,000		11,951	14,148	16,324	19,639	28,195	20,069	23,968	27,160	31,239	34,989
C000077259 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Growth Fund (Class R2 Shares)
Accumulated Value	10,000		11,930	14,089	16,216	19,459	27,867	19,785	23,573	26,645	30,575	34,155
C000010157 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Growth Fund (Class I Shares)
Accumulated Value	1,000,000		1,198,864	1,423,702	1,647,642	1,988,701	2,863,520	2,044,389	2,450,058	2,784,719	3,212,683	3,609,170
C000010160 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Growth Fund (Class C Shares)
Accumulated Value	10,000		11,887	14,003	16,073	19,243	27,488	19,479	23,162	26,126	30,075	33,701
C000010158 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Growth Fund (Class A Shares)
Accumulated Value	9,474		11,324	13,406	15,466	18,606	26,710	19,021	22,736	25,773	29,663	33,240
C000010744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Equity Income Fund (Class A Shares)
Accumulated Value	9,473		10,831	11,907	13,238	12,396	17,331	16,968	18,176	20,051	22,691	27,576
C000010746 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Equity Income Fund (Class C Shares)
Accumulated Value	10,000		11,374	12,437	13,763	12,824	17,849	17,381	18,528	20,330	23,014	27,968
C000010743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Equity Income Fund (Class I Shares)
Accumulated Value	1,000,000		1,145,698	1,262,788	1,407,339	1,321,986	1,852,949	1,818,373	1,952,646	2,159,632	2,450,337	2,984,935
C000098140 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Equity Income Fund (Class R2 Shares)
Accumulated Value	10,000		11,401	12,502	13,865	12,954	18,066	17,640	18,846	20,739	23,408	28,377
C000173561 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Equity Income Fund (Class R3 Shares)
Accumulated Value	10,000		11,433	12,565	13,972	13,092	18,302	17,917	19,194	21,175	23,956	29,119
C000173562 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Equity Income Fund (Class R4 Shares)
Accumulated Value	10,000		11,460	12,626	14,072	13,218	18,530	18,176	19,528	21,591	24,498	29,847
C000098141 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Equity Income Fund (Class R5 Shares)
Accumulated Value	10,000		11,484	12,677	14,156	13,309	18,687	18,367	19,751	21,876	24,855	30,339
C000109963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Equity Income Fund (Class R6 Shares)
Accumulated Value	5,000,000		5,747,700	6,350,462	7,094,979	6,681,272	9,387,934	9,235,900	9,942,892	11,024,690	12,539,819	15,313,743
C000173239 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Equity Index Fund (Class R6 Shares)
Accumulated Value	5,000,000		5,889,394	6,734,970	7,430,523	7,989,076	11,246,306	10,046,562	12,006,220	14,948,483	17,208,745	21,041,338
C000010747 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Equity Index Fund (Class I Shares)
Accumulated Value	1,000,000		1,176,230	1,342,990	1,479,491	1,588,234	2,232,074	1,990,747	2,375,312	2,952,807	3,394,279	4,144,005
C000010750 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Equity Index Fund (Class C Shares)
Accumulated Value	10,000		11,657	13,195	14,413	15,339	21,375	18,907	22,365	27,570	31,613	38,495
C000010748 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Equity Index Fund (Class A Shares)
Accumulated Value	9,475		11,116	12,662	13,912	14,898	20,886	18,584	22,118	27,428	31,450	38,296
C000010793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan SMID Cap Equity Fund (Class A Shares)
Accumulated Value	9,475		10,793	11,999	12,090	11,538	16,336	14,212	15,566	16,509	17,640	19,517
C000010795 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan SMID Cap Equity Fund (Class C Shares)
Accumulated Value	10,000		11,320	12,523	12,560	11,923	16,797	14,538	15,850	16,726	17,867	19,768
C000010792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan SMID Cap Equity Fund (Class I Shares)
Accumulated Value	1,000,000		1,142,292	1,273,284	1,286,040	1,230,095	1,746,100	1,523,288	1,671,956	1,777,324	1,904,668	2,112,319
C000173563 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan SMID Cap Equity Fund (Class R3 Shares)
Accumulated Value	10,000		11,387	12,664	12,761	12,176	17,237	15,000	16,422	17,415	18,613	20,588
C000162349 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan SMID Cap Equity Fund (Class R6 Shares)
Accumulated Value	5,000,000		5,725,785	6,397,217	6,478,829	6,210,559	8,837,185	7,727,503	8,506,887	9,069,684	9,740,726	10,827,089
C000093777 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Growth Fund (Class R6 Shares)
Accumulated Value	5,000,000		6,399,932	8,263,278	9,439,319	12,341,589	17,488,347	13,940,427	17,561,442	23,880,550	27,463,949	31,737,415
C000076449 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Growth Fund (Class R5 Shares)
Accumulated Value	10,000		12,788	16,492	18,825	24,584	34,804	27,716	34,879	47,387	54,442	62,851
C000173566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Growth Fund (Class R4 Shares)
Accumulated Value	10,000		12,765	16,434	18,727	24,421	34,525	27,453	34,495	46,790	53,680	61,873
C000173565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Growth Fund (Class R3 Shares)
Accumulated Value	10,000		12,734	16,355	18,591	24,186	34,105	27,051	33,904	45,875	52,499	60,363
C000070644 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Growth Fund (Class R2 Shares)
Accumulated Value	10,000		12,714	16,288	18,468	23,965	33,708	26,668	33,342	45,004	51,376	58,923
C000010797 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Growth Fund (Class I Shares)
Accumulated Value	1,000,000		1,276,498	1,643,719	1,873,053	2,442,504	3,453,075	2,745,473	3,449,854	4,680,083	5,368,772	6,188,278
C000010800 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Growth Fund (Class C Shares)
Accumulated Value	10,000		12,679	16,209	18,334	23,727	33,294	26,278	32,770	44,122	50,485	58,042
C000010798 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Growth Fund (Class A Shares)
Accumulated Value	9,476		12,079	15,519	17,640	22,948	32,356	25,665	32,169	43,530	49,814	57,270
C000010803 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Value Fund (Class A Shares)
Accumulated Value	9,478		12,176	12,970	13,109	11,973	19,380	18,369	20,506	23,199	26,175	31,745
C000010805 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Value Fund (Class C Shares)
Accumulated Value	10,000		12,772	13,540	13,608	12,378	19,934	18,789	20,864	23,490	26,506	32,147
C000010802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Value Fund (Class I Shares)
Accumulated Value	1,000,000		1,286,087	1,373,642	1,390,755	1,274,634	2,067,686	1,963,538	2,196,539	2,492,024	2,817,324	3,427,086
C000070645 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Value Fund (Class R2 Shares)
Accumulated Value	10,000		12,803	13,607	13,711	12,501	20,176	19,065	21,229	23,952	26,958	32,618
C000205210 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Value Fund (Class R3 Shares)
Accumulated Value	10,000		12,847	13,684	13,822	12,634	20,446	19,371	21,616	24,459	27,595	33,468
C000205209 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Value Fund (Class R4 Shares)
Accumulated Value	10,000		12,861	13,736	13,908	12,748	20,672	19,649	21,977	24,933	28,189	34,281
C000033523 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Value Fund (Class R5 Shares)
Accumulated Value	10,000		12,882	13,780	13,978	12,823	20,834	19,825	22,205	25,224	28,575	34,801
C000093778 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Value Fund (Class R6 Shares)
Accumulated Value	5,000,000		6,445,149	6,898,811	7,003,676	6,433,344	10,465,615	9,965,163	11,176,682	12,709,169	14,407,396	17,566,968
C000093779 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Growth Fund (Class R6 Shares)
Accumulated Value	5,000,000		6,749,744	9,161,369	9,673,972	11,376,883	16,980,231	10,695,882	12,214,770	13,174,369	13,577,761	18,977,741
C000173240 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Growth Fund (Class R5 Shares)
Accumulated Value	10,000		13,493	18,293	19,299	22,674	33,802	21,265	24,272	26,149	26,920	37,596
C000190883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Growth Fund (Class R4 Shares)
Accumulated Value	10,000		13,461	18,226	19,202	22,527	33,541	21,072	24,005	25,821	26,558	37,026
C000190882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Growth Fund (Class R3 Shares)
Accumulated Value	10,000		13,436	18,148	19,070	22,298	33,123	20,757	23,587	25,314	25,959	36,115
C000070647 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Growth Fund (Class R2 Shares)
Accumulated Value	10,000		13,396	18,042	18,916	22,077	32,699	20,437	23,178	24,798	25,387	35,205
C000010812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Growth Fund (Class L Shares)
Accumulated Value	3,000,000		4,047,756	5,488,032	5,790,055	6,801,223	10,138,492	6,378,035	7,280,969	7,840,755	8,076,611	11,276,036
C000010811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Growth Fund (Class I Shares)
Accumulated Value	1,000,000		1,346,068	1,823,540	1,920,278	2,252,754	3,353,936	2,106,917	2,401,353	2,582,170	2,655,787	3,701,267
C000010815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Growth Fund (Class C Shares)
Accumulated Value	10,000		13,367	17,972	18,780	21,863	32,307	20,148	22,793	24,324	24,953	34,707
C000010813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Growth Fund (Class A Shares)
Accumulated Value	9,478		12,734	17,200	18,073	21,143	31,403	19,674	22,362	23,995	24,608	34,227
C000010894 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Value Fund (Class A Shares)
Accumulated Value	9,473		11,275	12,561	11,338	9,436	16,465	13,968	15,054	16,775	17,385	24,672
C000010896 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Value Fund (Class C Shares)
Accumulated Value	10,000		11,827	13,110	11,775	9,756	16,936	14,303	15,339	17,005	17,629	25,018
C000010893 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Value Fund (Class I Shares)
Accumulated Value	1,000,000		1,192,954	1,332,524	1,205,571	1,006,446	1,760,635	1,497,911	1,618,221	1,807,555	1,878,086	2,672,496
C000070648 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Value Fund (Class R2 Shares)
Accumulated Value	10,000		11,868	13,183	11,872	9,862	17,166	14,528	15,616	17,346	17,920	25,370
C000173568 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Value Fund (Class R3 Shares)
Accumulated Value	10,000		11,899	13,258	11,965	9,963	17,384	14,752	15,892	17,702	18,334	26,016
C000173567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Value Fund (Class R4 Shares)
Accumulated Value	10,000		11,924	13,314	12,048	10,058	17,594	14,972	16,170	18,052	18,744	26,663
C000033524 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Value Fund (Class R5 Shares)
Accumulated Value	10,000		11,943	13,357	12,108	10,117	17,722	15,099	16,331	18,262	18,991	27,057
C000010897 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Value Fund (Class R6 Shares)
Accumulated Value	5,000,000		5,979,424	6,694,922	6,072,982	5,081,131	8,910,085	7,598,003	8,227,230	9,207,877	9,584,842	13,669,379
C000191459 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Growth Fund (Class R6 Shares)
Accumulated Value	5,000,000		5,972,973	6,654,868	7,011,154	7,370,951	10,235,496	8,841,283	10,188,079	12,046,396	13,588,028	16,098,915
C000010902 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Growth Fund (Class I Shares)
Accumulated Value	1,000,000		1,194,595	1,329,920	1,398,874	1,467,670	2,033,437	1,752,331	2,014,223	2,375,734	2,673,218	3,159,365
C000010905 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Growth Fund (Class C Shares)
Accumulated Value	10,000		11,847	13,080	13,644	14,203	19,531	16,701	19,052	22,306	25,043	29,526
C000010903 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Growth Fund (Class A Shares)
Accumulated Value	9,550		11,382	12,637	13,262	13,877	19,185	16,493	18,915	22,255	24,987	29,461
C000010907 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Growth & Income Fund (Class A Shares)
Accumulated Value	9,552		10,968	11,919	12,568	13,215	17,111	14,955	16,631	19,045	21,150	24,205
C000010909 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Growth & Income Fund (Class C Shares)
Accumulated Value	10,000		11,417	12,341	12,931	13,528	17,420	15,145	16,753	19,096	21,205	24,268
C000010906 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Growth & Income Fund (Class I Shares)
Accumulated Value	1,000,000		1,150,713	1,254,543	1,325,089	1,397,265	1,812,740	1,587,964	1,770,150	2,032,660	2,262,802	2,593,967
C000191460 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Growth & Income Fund (Class R6 Shares)
Accumulated Value	5,000,000		5,753,563	6,277,428	6,644,668	7,018,206	9,131,683	8,019,913	8,962,723	10,317,317	11,508,248	13,231,978
C000191469 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Balanced Fund (Class R6 Shares)
Accumulated Value	5,000,000		5,567,917	5,941,681	6,295,961	6,639,795	8,168,922	7,243,532	7,903,235	8,882,720	9,837,527	11,055,744
C000010910 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Balanced Fund (Class I Shares)
Accumulated Value	1,000,000		1,113,583	1,187,320	1,255,081	1,321,156	1,621,320	1,434,186	1,560,899	1,750,937	1,933,000	2,168,046
C000010913 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Balanced Fund (Class C Shares)
Accumulated Value	10,000		11,040	11,670	12,241	12,790	15,576	13,680	14,772	16,445	18,103	20,249
C000010911 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Balanced Fund (Class A Shares)
Accumulated Value	9,547		10,606	11,274	11,897	12,488	15,286	13,492	14,641	16,377	18,041	20,179
C000010915 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Conservative Growth Fund (Class A Shares)
Accumulated Value	9,552		10,213	10,598	11,212	11,787	13,454	12,029	12,614	13,658	14,862	16,149
C000010917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Conservative Growth Fund (Class C Shares)
Accumulated Value	10,000		10,640	10,969	11,544	12,074	13,709	12,198	12,731	13,708	14,915	16,207
C000010914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Conservative Growth Fund (Class I Shares)
Accumulated Value	1,000,000		1,072,149	1,115,894	1,183,144	1,246,444	1,426,107	1,278,208	1,344,364	1,459,533	1,592,226	1,733,256
C000191474 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Conservative Growth Fund (Class R6 Shares)
Accumulated Value	5,000,000		5,360,745	5,582,205	5,927,688	6,257,996	7,177,618	6,454,136	6,799,927	7,401,577	8,095,224	8,834,887
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000		11,851	13,602	14,824	15,792	22,767	19,610	23,327	28,722	33,115	40,673
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Accumulated Value	10,000		11,803	13,519	14,873	15,986	22,871	19,891	23,742	29,411	34,018	41,510
Russell 1000 C000010743 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,180,297	1,351,879	1,487,326	1,598,589	2,287,141	1,989,056	2,374,206	2,941,105	3,401,813	4,151,019
Russell 1000 C000109963 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,901,487	6,759,394	7,436,631	7,992,944	11,435,706	9,945,280	11,871,028	14,705,526	17,009,066	20,755,095
Standard And Poor s 500 C000010747 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,178,961	1,348,426	1,488,897	1,600,640	2,253,607	2,014,369	2,409,065	3,000,638	3,455,645	4,227,117
Standard And Poor s 500 C000173239 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,894,805	6,742,130	7,444,487	8,003,198	11,268,036	10,071,845	12,045,326	15,003,192	17,278,224	21,135,586
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index
Accumulated Value	10,000		11,984	13,931	14,177	13,511	21,319	16,843	19,130	21,132	23,226	31,755
Russell 2500 C000010792 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,198,413	1,393,069	1,417,689	1,351,087	2,131,895	1,684,257	1,912,982	2,113,248	2,322,591	3,175,498
Russell 2500 C000162349 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,992,067	6,965,346	7,088,443	6,755,434	10,659,475	8,421,286	9,564,908	10,566,239	11,612,957	15,877,492
Russell 3000 C000010812 Index [Member]
Account Value [Line Items]
Accumulated Value	3,000,000		3,555,287	4,080,691	4,447,238	4,737,621	6,829,966	5,883,079	6,998,137	8,616,460	9,934,415	12,201,799
Bloomberg U S Intermediate Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Intermediate Aggregate Index
Accumulated Value	10,000		9,984	9,952	10,621	11,323	11,328	10,433	10,370	10,738	11,456	11,887
MSCI EAFE Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (net total return)
Accumulated Value	10,000		12,027	12,850	12,988	12,322	16,308	13,410	15,927	17,765	20,914	25,146
Lipper Mixed Asset Target Allocation Moderate Funds C000191469 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,538,137	5,874,709	6,242,364	6,452,885	8,021,372	7,097,180	7,708,963	8,652,196	9,579,946	10,890,805
MSCI EAFE C000191469 Index net total return [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		6,013,379	6,424,816	6,494,237	6,160,935	8,154,007	6,705,061	7,963,712	8,882,482	10,457,065	12,572,817
Russell 3000 C000191469 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,925,478	6,801,152	7,412,064	7,896,036	11,383,277	9,805,132	11,663,562	14,360,766	16,557,359	20,336,331
Bloomberg US Intermediate Aggregate C000191469 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		4,991,990	4,975,816	5,310,625	5,661,390	5,664,242	5,216,371	5,184,873	5,368,866	5,728,093	5,943,676
Bloomberg US Aggregate C000191469 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		4,984,262	4,964,479	5,355,145	5,823,143	5,803,756	5,206,425	5,157,603	5,293,282	5,614,914	5,827,772
Lipper Mixed Asset Target Allocation Moderate Funds C000010910 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,107,627	1,174,942	1,248,473	1,290,577	1,604,274	1,419,436	1,541,793	1,730,439	1,915,989	2,178,161
MSCI EAFE C000010910 Index net total return [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,202,676	1,284,963	1,298,847	1,232,187	1,630,801	1,341,012	1,592,742	1,776,496	2,091,413	2,514,563
Russell 3000 C000010910 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,185,096	1,360,230	1,482,413	1,579,207	2,276,655	1,961,026	2,332,712	2,872,153	3,311,472	4,067,266
Bloomberg U S Intermediate Aggregate C000010910 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		998,398	995,163	1,062,125	1,132,278	1,132,848	1,043,274	1,036,975	1,073,773	1,145,619	1,188,735
Bloomberg U S Aggregate C000010910 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		996,852	992,896	1,071,029	1,164,629	1,160,751	1,041,285	1,031,521	1,058,656	1,122,983	1,165,554
Lipper Mixed Asset Target Allocation Moderate Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Mixed-Asset Target Allocation Moderate Funds Index
Accumulated Value	10,000		11,076	11,749	12,485	12,906	16,043	14,194	15,418	17,304	19,160	21,782
Bloomberg U S Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Index
Accumulated Value	10,000		9,969	9,929	10,710	11,646	11,608	10,413	10,315	10,587	11,230	11,656
Lipper Mixed Asset Target Allocation Conservative Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Mixed-Asset Target Allocation Conservative Funds Index
Accumulated Value	10,000		10,620	11,013	11,616	11,942	13,796	12,288	12,837	13,918	15,128	16,709
Lipper Mixed Asset Target Allocation Conservative Funds C000010914 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,062,006	1,101,309	1,161,569	1,194,250	1,379,580	1,228,789	1,283,742	1,391,795	1,512,840	1,670,864
Lipper Mixed Asset Target Allocation Conservative Funds C000191474 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,310,032	5,506,544	5,807,847	5,971,249	6,897,902	6,143,945	6,418,708	6,958,973	7,564,201	8,354,319
Russell Midcap Growth C000106056 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,852,323	6,936,269	7,903,164	8,844,530	12,715,904	8,955,262	11,026,783	12,686,556	16,047,231	17,037,653
Russell Midcap Growth C000010157 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,170,465	1,387,254	1,580,633	1,768,906	2,543,181	1,791,052	2,205,357	2,537,311	3,209,446	3,407,531
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Accumulated Value	10,000		11,705	13,873	15,806	17,689	25,432	17,911	22,054	25,373	32,094	34,075
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Accumulated Value	10,000		11,553	12,335	13,379	12,197	17,525	16,330	18,214	20,592	23,414	29,763
Russell 1000 Value C000010743 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,155,307	1,233,520	1,337,904	1,219,683	1,752,483	1,632,968	1,821,410	2,059,227	2,341,381	2,976,337
Russell 1000 Value C000109963 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,776,533	6,167,602	6,689,518	6,098,413	8,762,414	8,164,842	9,107,051	10,296,135	11,706,905	14,881,684
Russell 1000 Growth C000093777 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		6,021,157	7,376,610	8,229,178	10,145,213	14,456,671	11,742,663	14,925,694	19,923,136	23,353,268	27,488,193
Russell 1000 Growth C000010797 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,204,231	1,475,322	1,645,836	2,029,043	2,891,334	2,348,533	2,985,139	3,984,627	4,670,654	5,497,639
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Accumulated Value	10,000		12,042	14,753	16,458	20,290	28,913	23,485	29,851	39,846	46,707	54,976
Russell 2000 Growth C000093779 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		6,220,089	7,579,940	7,542,790	7,805,165	11,813,899	7,864,414	9,321,826	10,173,528	11,163,195	15,488,019
Russell 2000 Growth C000010811 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,244,018	1,515,988	1,508,558	1,561,033	2,362,780	1,572,883	1,864,365	2,034,706	2,232,639	3,097,604
Russell 2000 Growth C000010812 Index [Member]
Account Value [Line Items]
Accumulated Value	3,000,000		3,732,053	4,547,964	4,525,674	4,683,099	7,088,339	4,718,648	5,593,096	6,104,117	6,697,917	9,292,812
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Accumulated Value	10,000		12,440	15,160	15,086	15,610	23,628	15,729	18,644	20,347	22,326	30,976
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Accumulated Value	10,000		12,486	14,121	13,241	10,927	18,934	15,851	16,803	18,634	19,666	28,123
Russell 2000 Value C000010893 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,248,570	1,412,124	1,324,072	1,092,663	1,893,364	1,585,115	1,680,342	1,863,427	1,966,575	2,812,319
Russell 2000 Value C000010897 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		6,242,850	7,060,619	6,620,359	5,463,317	9,466,819	7,925,573	8,401,709	9,317,137	9,832,874	14,061,594
Lipper Mixed Asset Target Allocation Aggressive Growth Funds C000010902 [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,167,142	1,295,860	1,350,488	1,370,642	1,918,341	1,603,025	1,835,489	2,141,640	2,424,865	2,977,568
Lipper Mixed Asset Target Allocation Aggressive Growth Funds C000191459 [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,835,710	6,479,298	6,752,439	6,853,212	9,591,703	8,015,123	9,177,446	10,708,200	12,124,325	14,887,842
Lipper Mixed Asset Target Allocation Aggressive Growth Funds [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Mixed-Asset Target Allocation Aggressive Growth Funds
Accumulated Value	10,000		11,671	12,959	13,505	13,706	19,183	16,030	18,355	21,416	24,249	29,776
Lipper Mixed Asset Target Allocation Growth Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Mixed-Asset Target Allocation Growth Funds Index
Accumulated Value	10,000		11,367	12,309	13,020	13,739	17,853	15,511	17,176	19,709	22,051	25,876
Lipper Mixed Asset Target Allocation Growth Funds C000191460 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,683,472	6,154,539	6,510,177	6,869,393	8,926,268	7,755,745	8,588,227	9,854,280	11,025,631	12,937,814
Lipper Mixed Asset Target Allocation Growth Funds C000010906 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 1,136,694	$ 1,230,908	$ 1,302,035	$ 1,373,879	$ 1,785,254	$ 1,551,149	$ 1,717,645	$ 1,970,856	$ 2,205,126	$ 2,587,563